BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of preparation
The formation and funding of CoolCo and its acquisition of the eight TFDE LNG carriers, The Cool Pool Limited and the shipping and FSRU management organization from Golar (as described in Note 1) were completed in a series of phased acquisitions. CoolCo commenced meaningful operations from January 27, 2022, the date of the Private Placement from which point it had the means to finance the acquisitions contemplated by the Vessel SPA and ManCo SPA. CoolCo acquired each of the thirteen legal entities from Golar on multiple acquisition dates during the period from March 3, 2022 to June 30, 2022. Refer to Note 1.

b) SIGNIFICANT ACCOUNTING POLICIES

The accounting policies adopted in the preparation of these unaudited condensed consolidated financial statements for the six months ended June 30, 2024 and 2023 are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2023, except for those discussed below and disclosed in Note 3.

Use of estimates
Use of estimates

The preparation of unaudited condensed consolidated financial statements requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In assessing the recoverability of our vessels carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, charter rates, vessel operating expenses and drydocking requirements.

Contingencies
Contingencies
In the ordinary course of business, we are subject to various claims, lawsuits and complaints. A contingent loss is recognized in the unaudited condensed consolidated financial statements if the contingency was present at the date of the unaudited condensed financial statements, the likelihood of loss is considered probable and the amount can be reasonably estimated. If we determine that a reasonable estimate of the loss is a range and there is no best estimate within the range, a contingent loss is recognized for the lower amount within the range. A contingent gain is only recognized when the amount is considered realized or realizable. Legal costs are expensed as incurred.
Earnings per share
Earnings per share
Basic earnings per share for the period is computed based on the income available to common shareholders and the weighted average number of shares outstanding. For the periods ended June 30, 2024 and June 30, 2023, the basic and diluted EPS is determined as follows: Net income attributable to the owners of Cool Company Ltd. divided by the weighted average number of outstanding common shares.
Carbon Credits
European Union's Emissions Trading System

The European Union's Emissions Trading System (“EU ETS”) was extended to cover the maritime transportation industry commencing January 1, 2024, with application to all large ships of at least 5,000 gross tonnage. Vessels are in the scope of the scheme for those voyages which begin, end or pass through EU waters. The Company has an obligation to surrender EU ETS emissions allowances (“EUAs”) to the EU for each ton of reported greenhouse gas emissions in the scope of the EU ETS. Where vessels are operated under charters, such EUAs due to the EU are provided to the Company by the charterers pursuant to the terms of the charter hire agreement.

Liabilities in relation to EUAs obligations under the EU ETS, but not yet surrendered, are categorized as “Other current liabilities” if settlement to the EU is due within 12 months of the reporting date, and within “Other non-current liabilities” if settlement is due after 12 months of the reporting date. The liability is based on the the total number of EUAs required to be submitted based on level of emissions occurring on or prior to the period end. For partially completed voyages, the value of the liability is initially estimated using the cost of EUAs that may be required to be submitted at the reporting date, and updated following completion of the voyage. An equal and opposite asset is recognized in relation to EUAs due from charterers, within “Trade accounts and other receivables” assets. EUAs held by CoolCo are categorized as intangible assets, valued at cost. These assets are not subject to amortization but are reviewed for impairment at the reporting date.

As of June 30, 2024, a liability of $1.8 million has been recognized in respect of EUAs obligation due under the EU ETS, together with a related asset for the same amount, receivable from charterers. CoolCo did not hold any EUAs intangible assets at June 30, 2024.

Adoption of new accounting standards
Adoption of new accounting standards

In March 2023, the Financial Accounting Standards Board (the "FASB") issued ASU 2023-01 Leases (Topic 842): Common Control Arrangements. The amendments require all lessees, including public business entities, to amortize leasehold improvements associated with common control leases over their useful life to the common control group. At the end of the lease, a lessee is required to account for the leasehold improvements as a transfer of assets between entities under common control, meaning they would adjust equity (or net assets for not-for-profit entities). The adoption of ASU 2023-01 had no material impact on our unaudited consolidated financial statements.

In July 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This amendment was intended to reduce diversity in practice in the measurement of the fair value of equity securities subject to contractual sale restrictions. For entities that have investments in equity securities that are subject to contractual sale restrictions, the contractual restriction on the sale is not considered part of the unit of account of the equity security, is not considered when measuring fair value and additional disclosures are required. The adoption of ASU 2022-03 had no material impact on our unaudited consolidated financial statements.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of June 30, 2024:

Standard	Description	Date of Adoption	Effect on our Unaudited Condensed Consolidated Financial Statements or Other Significant Matters for the Period
ASU 2024-01: Compensation — Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards
The ASU adds an example to ASC 718 that describes four fact patterns and illustrates how an entity evaluates common terms and characteristics of profits interests and similar awards to reach a conclusion about whether an award meets the scope conditions in ASC 718-10-15-3.
		January 1, 2026	No material impact expected as a result of the adoption of this ASU.
ASU 2023-09: Income Taxes (Topic 740): Improvements to Income Tax Disclosures	The amendments enhance the transparency and decision usefulness of the annual income tax disclosures. The two primary enhancements include disaggregating existing income tax disclosures related to the effective tax rate reconciliation and income taxes paid.	January 1, 2025	No material impact expected as a result of the adoption of this ASU.
ASU 2023-07: Segmental Reporting (Topic 280): Improvements to Reportable Segmental Disclosures	The amendments enhance segmental reporting through expanding the breadth and frequency of segment disclosures.	January 1, 2025	No material impact on disclosures expected as a result of the adoption of this ASU.